UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2006

Date of reporting period:	6/30/2005

Item 1. Schedule of Investments [INSERT REPORT]

Dryden Index Series Fund

Dryden Stock Index Fund

Schedule of Investments as of June 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.0%
COMMON STOCKS
Aerospace/Defense 2.3%
144,084	Boeing Co.	$9,509,544
35,806	General Dynamics Corp.	3,922,189
19,999	Goodrich Corp.	819,159
149,915	Honeywell International, Inc.	5,491,386
20,000	L-3 Communications Holdings, Inc.	1,531,600
71,456	Lockheed Martin Corp.	4,635,351
66,148	Northrop Grumman Corp.	3,654,677
79,244	Raytheon Co.	3,100,025
27,163	Rockwell Automation, Inc.	1,323,110
30,263	Rockwell Collins, Inc.	1,442,940
180,240	United Technologies Corp.	9,255,324

		44,685,305

Agricultural Products 0.2%
46,092	Monsanto Co.	2,897,804

Airlines 0.1%
22,984	Delta Air Lines, Inc.(a)(c)	86,420
129,974	Southwest Airlines Co.	1,810,538

		1,896,958

Aluminum 0.2%
153,844	Alcoa, Inc.(c)	4,019,944

Apparel 0.1%
17,334	V.F. Corp.	991,851

Automobiles & Trucks 0.6%
7,279	Cummins, Inc.	543,086
27,240	Dana Corp.	408,872
106,684	Delphi Automotive Systems Corp.	496,081
314,363	Ford Motor Co.(c)	3,219,077
96,278	General Motors Corp.(c)	3,273,452
30,799	Genuine Parts Co.	1,265,531
33,752	Johnson Controls, Inc.	1,901,250
11,260	Navistar International Corp.(a)(c)	360,320
27,070	Visteon Corp.(c)	163,232

		11,630,901

Banking 7.7%
61,800	AmSouth Bancorporation	1,606,800
707,604	Bank of America Corp.	32,273,817
135,236	Bank of New York Co., Inc.(c)	3,892,092
96,958	BB&T Corp.	3,875,411
43,067	Capital One Financial Corp.(c)	3,445,791

30,961	Comerica, Inc.	1,789,546
22,500	Compass Bancshares, Inc.	1,012,500
92,373	Fifth Third Bancorp	3,806,691
22,800	First Horizon National Corp.	962,160
49,084	Golden West Financial Corp.(c)	3,160,028
41,329	Huntington Bancshares, Inc.	997,682
621,266	JP Morgan Chase & Co.	21,943,114
73,035	KeyCorp	2,421,110
16,700	M&T Bank Corp.	1,756,172
75,246	Mellon Financial Corp.	2,158,808
107,298	National City Corp.	3,661,008
84,350	North Folk Bancorporation, Inc.	2,369,392
36,662	Northern Trust Corp.(c)	1,671,421
48,536	PNC Financial Services Group	2,643,271
47,402	Providian Financial Corp. (a)	835,697
79,637	Regions Financial Corp.	2,698,102
63,300	Sovereign Bancorp, Inc.	1,414,122
56,962	State Street Corp.	2,748,417
59,183	SunTrust Banks, Inc.	4,275,380
322,495	US Bancorp	9,416,854
277,548	Wachovia Corp. (c)(e)	13,766,381
296,140	Wells Fargo & Co.	18,236,301
15,900	Zions Bancorporation (a)	1,169,127

		150,007,195

Beverages 2.2%
139,654	Anheuser-Busch Cos., Inc.	6,389,171
13,976	Brown-Forman Corp.	844,989
396,032	Coca-Cola Co.	16,534,336
60,400	Coca-Cola Enterprises, Inc.	1,329,404
11,747	Molson Coors Brewing Co.(c)	728,314
35,100	Pepsi Bottling Group, Inc.	1,004,211
292,605	PepsiCo, Inc.(c)	15,780,188

		42,610,613

Chemicals 1.0%
35,432	Air Products & Chemicals, Inc.	2,136,550
170,936	Dow Chemical Co.	7,611,780
172,644	E.I. du Pont de Nemours & Co.	7,425,418
21,931	Hercules, Inc.(a)	310,324
34,570	Rohm and Haas Co.	1,601,974
11,116	Sigma-Aldrich Corp.	622,941

		19,708,987

Chemical-Specialty 0.2%
12,993	Eastman Chemical Co.	716,564
19,204	Engelhard Corp.	548,274
3,290	Great Lakes Chemical Corp.	103,536
57,658	Praxair, Inc.	2,686,863

		4,055,237

Commercial Services 0.1%
21,700	Convergys Corp.(a)	308,574
49,176	Moody’s Corp.	2,210,953

		2,519,527

Computer Hardware 2.3%
135,824	Apple Computer, Inc.(a)	4,999,681
428,840	Dell, Inc. (a)(c)	16,943,468
58,492	Gateway, Inc.(a)	193,024
284,934	International Business Machines Corp.	21,142,103
30,800	NCR Corp.	1,081,696
49,665	Seagate Technology (a)(f)	0

		44,359,972

Computer Software & Services 6.4%
84,040	Adobe Systems, Inc.	2,405,225
21,700	Affiliated Computer Services, Inc. Class A(a)(c)	1,108,870
41,820	Autodesk, Inc.	1,437,353
102,078	Automatic Data Processing, Inc.	4,284,214
37,600	BMC Software, Inc.(a)	674,920
1,129,544	Cisco Systems, Inc. (a)	21,585,585
30,400	Citrix Systems, Inc.(a)	658,464
94,358	Computer Associates International, Inc.	2,592,958
34,151	Computer Sciences Corp. (a)	1,492,399
72,700	Compuware Corp.(a)	522,713
212,100	eBay, Inc.(a)(c)	7,001,421
46,400	Electronic Arts, Inc.(a)(c)	2,626,704
424,404	EMC Corp.(a)	5,818,579
141,352	First Data Corp.	5,673,869
30,900	Intuit, Inc.(a)(c)	1,393,899
32,820	KLA-Tencor Corp.(c)	1,434,234
15,900	Mercury Interactive Corp.(a)	609,924
79,516	Micron Technology, Inc.(a)(c)	811,858
1,765,912	Microsoft Corp.	43,865,253
55,702	Novell, Inc.(a)(c)	345,352
25,300	Novellus Systems, Inc.(a)	625,163
27,400	NVIDIA Corp.(a)	732,128
786,440	Oracle Corp.(a)	10,381,008
54,279	Parametric Technology Corp.(a)	346,300
63,000	Siebel Systems, Inc.	560,700
564,296	Sun Microsystems, Inc.(a)(c)	2,104,824
50,500	SunGuard Data Systems, Inc.(a)	1,776,085
71,177	VERITAS Software Corp.(a)	1,736,719

		124,606,721

Construction 0.3%
15,737	Fluor Corp.	906,294
14,382	KB Home	1,096,340
21,086	Pulte Homes, Inc.	1,776,496
17,600	Vulcan Materials Co.	1,143,824

		4,922,954

Containers 0.1%
21,132	Ball Corp.	759,907
16,110	Bemis Co.	427,559
24,758	Pactiv Corp.(a)	534,278

		1,721,744

Cosmetics & Soaps 2.2%
15,885	Alberto-Culver Co.	688,297
84,544	Avon Products, Inc.	3,199,990
26,532	Clorox Co.	1,478,363
91,830	Colgate-Palmolive Co.	4,583,235
172,439	Gillette Co.	8,730,587
13,675	International Flavors & Fragrances, Inc.	495,309
438,938	Procter & Gamble Co.	23,153,979

		42,329,760

Diversified Gas
8,223	NICOR, Inc.	338,541

Drugs & Medical Supplies 10.6%
271,274	Abbott Laboratories(c)	13,295,139
22,182	Allergan, Inc.	1,890,794
17,800	AmerisourceBergen Corp.	1,230,870
221,204	Amgen, Inc.(a)	13,373,994
9,238	Bausch & Lomb, Inc.	766,754
111,274	Baxter International, Inc.	4,128,265
45,312	Becton Dickinson & Co.	2,377,521
56,620	Biogen Idec, Inc.(a)	1,950,559
46,123	Biomet, Inc.	1,597,701
132,524	Boston Scientific Corp.(a)	3,578,148
337,614	Bristol-Myers Squibb Co.	8,433,598
18,712	C.R. Bard, Inc.	1,244,535
75,673	Cardinal Health, Inc.	4,357,251
80,900	Caremark Rx, Inc.(a)	3,601,668
55,500	Forest Laboratories, Inc.(a)	2,156,175
42,700	Genzyme Corp.(a)	2,565,843
56,748	Guidant Corp.	3,819,140
28,207	Hospira, Inc. (a)	1,100,073
523,069	Johnson & Johnson	33,999,484
38,433	King Pharmaceuticals, Inc.(a)	400,472
196,097	Lilly (Eli) & Co.	10,924,564
42,200	MedImmune, Inc.(a)(c)	1,127,584
211,358	Medtronic, Inc.	10,946,231
391,744	Merck & Co., Inc.	12,065,715
31,100	Mylan Laboratories, Inc.(a)	598,364
1,300,723	Pfizer, Inc.	35,873,939
35,200	Quest Diagnostics, Inc.(c)	1,875,104
263,224	Schering-Plough Corp.(c)	5,017,049
64,264	St. Jude Medical, Inc.(a)(c)	2,802,553
64,700	Stryker Corp.(c)	3,077,132
20,600	Watson Pharmaceuticals, Inc.(a)(c)	608,936
234,691	Wyeth	10,443,750
42,311	Zimmer Holdings, Inc.(a)(c)	3,222,829

		204,451,734

Education 0.1%
28,900	Apollo Group, Inc.(a)(c)	2,260,558

Electronics 4.2%
48,724	Advanced Micro Devices, Inc.(a)(c)	844,874
66,596	Agilent Technologies, Inc.(a)	1,533,040
68,600	Altera Corp.(a)(c)	1,359,652
65,100	Analog Devices, Inc.	2,428,881
75,700	Electronic Data Systems Corp.	1,457,225
73,175	Emerson Electric Co.	4,582,950
502,302	Hewlett-Packard Co.	11,809,120
1,089,988	Intel Corp.	28,405,086
30,900	Jabil Circuit, Inc.(a)(c)	949,557
55,300	Linear Technology Corp.	2,028,957
75,644	LSI Logic Corp.(a)	642,218
50,400	Maxim Integrated Products, Inc.(c)	1,925,784
27,250	Molex, Inc.	709,590
438,713	Motorola, Inc.	8,010,899
64,352	National Semiconductor Corp.	1,417,675
23,370	PerkinElmer, Inc.	441,693
32,400	PMC - Sierra, Inc.(a)	302,292
16,100	QLogic Corp.(a)	497,007
103,300	Sanmina Corp.(a)	565,051
184,500	Solectron Corp.(a)	699,255
12,124	Tektronix, Inc.	282,125
14,300	Teradyne, Inc.(a)	171,171
301,452	Texas Instruments, Inc.(c)	8,461,758
49,300	Xilinx, Inc.	1,257,150

		80,783,010

Financial Services 7.8%
19,500	Ambac Financial Group, Inc.	1,360,320
205,259	American Express Co.	10,925,937
19,198	Bear Stearns & Co., Inc.	1,995,440
198,311	Charles Schwab Corp.	2,236,948
36,800	CIT Group, Inc.	1,581,296
914,055	Citigroup, Inc.	42,256,762
101,548	Countrywide Credit Industries, Inc.(c)	3,920,768
63,400	E*TRADE Financial Corp. (a)	886,966
22,930	Equifax, Inc.	818,830
168,234	Fannie Mae(c)	9,824,866
13,900	Federated Investors, Inc. Class B	417,139
31,100	Fiserv, Inc.(a)	1,335,745
35,114	Franklin Resources, Inc.	2,703,076
121,232	Freddie Mac	7,907,963
80,100	Goldman Sachs Group, Inc.(c)	8,171,802
29,560	H&R Block, Inc.	1,724,826
32,100	Janus Capital Group, Inc.	482,784
48,874	Lehman Brothers Holdings, Inc.(c)	4,852,211
34,900	Marshall & llsley Corp.	1,551,305
224,564	MBNA Corp.(c)	5,874,594
167,534	Merrill Lynch & Co., Inc.	9,216,045
191,036	Morgan Stanley	10,023,659
62,025	Paychex, Inc.	2,018,294
91,600	Prudential Financial, Inc. (e)	6,014,456
74,292	SLM Corp.	3,774,034
46,466	Synovus Financial Corp.	1,332,180
21,900	T. Rowe Price Group, Inc.	1,370,940
151,287	Washington Mutual, Inc.(c)	6,155,868

		150,735,054

Foods 1.4%
105,559	Archer-Daniels-Midland Co.	2,256,851
57,847	Campbell Soup Co.	1,779,952
91,743	ConAgra, Inc.	2,124,768
64,272	General Mills, Inc.	3,007,287
61,014	H.J. Heinz Co.	2,161,116
37,616	Hershey Foods Corp.	2,335,954
61,770	Kellogg Co.	2,745,059
23,800	McCormick & Co., Inc.	777,784
136,586	Sara Lee Corp.	2,705,769
110,280	Sysco Corp.	3,991,033
33,804	Wm. Wrigley Jr. Co.	2,327,067

		26,212,640

Forest Products 0.8%
46,730	Georgia-Pacific Corp.	1,486,014
83,584	International Paper Co.	2,525,073
85,216	Kimberly-Clark Corp.	5,333,669
18,556	Louisiana-Pacific Corp.	456,106
33,235	MeadWestvaco Corp.	931,909
33,300	Plum Creek Timber Co., Inc.	1,208,790
16,090	Temple-Inland, Inc.	597,744
39,400	Weyerhaeuser Co.(c)	2,507,810

		15,047,115

Gas Distribution 0.1%
30,100	KeySpan Corp.	1,225,070

Gas Pipelines 0.4%
32,397	Cinergy Corp.	1,452,034
106,104	El Paso Corp.(c)	1,222,318
18,700	Kinder Morgan, Inc.	1,555,840
4,332	Peoples Energy Corp.	188,269
43,398	Sempra Energy	1,792,771
101,192	Williams Companies, Inc.	1,922,648

		8,133,880

Health Care 1.0%
26,400	Express Scripts, Inc.(a)(c)	1,319,472
17,100	Fisher Scientific International, Inc.(a)	1,109,790
69,700	Gilead Sciences, Inc.(a)(c)	3,066,103
23,400	Laboratory Corp. of America Holdings(a)	1,167,660
14,060	Manor Care, Inc.	558,604
50,076	McKesson Corp.	2,242,904
49,134	Medco Health Solutions, Inc.(a)(c)	2,621,790
105,000	Wellpoint Health Networks, Inc.(a)	7,312,200

		19,398,523

Hospital Management 1.0%
72,831	HCA, Inc.	4,127,333
43,500	Health Management Associates, Inc.(c)	1,138,830
27,510	Humana, Inc. (a)	1,093,247
41,910	IMS Health, Inc.	1,038,111
82,172	Tenet Healthcare Corp.(a)	1,005,785
224,448	UnitedHealth Group, Inc.	11,702,719

		20,106,025

Housing Related 0.4%
20,694	Centex Corp.(c)	1,462,445
32,200	Leggett & Platt, Inc.	855,876
78,026	Masco Corp.	2,478,106
13,318	Maytag Corp.(c)	208,560
48,627	Newell Rubbermaid, Inc.	1,159,268
13,638	Stanley Works	621,075
11,639	Whirlpool Corp.	816,010

		7,601,340

Insurance 4.3%
49,300	ACE Ltd.	2,211,105
50,886	Aetna, Inc.	4,214,379
80,700	AFLAC, Inc.	3,492,696
116,508	Allstate Corp.	6,961,353
451,838	American International Group, Inc.	26,251,787
52,889	Aon Corp.(c)	1,324,341
33,334	Chubb Corp.	2,853,724
23,197	CIGNA Corp.	2,482,775
26,207	Cincinnati Financial Corp.	1,036,749
51,653	Hartford Financial Services Group, Inc.	3,862,611
23,686	Jefferson-Pilot Corp.	1,194,248
29,230	Lincoln National Corp.	1,371,472
83,740	Marsh & McLennan Companies, Inc.	2,319,598
24,658	MBIA, Inc.	1,462,466
127,300	Metlife, Inc.	5,720,862
17,020	MGIC Investment Corp.	1,110,044
53,900	Principal Financial Group, Inc.(c)	2,258,410
34,879	Progressive Corp.	3,446,394
21,929	SAFECO Corp.	1,191,622
116,211	St. Paul Companies, Inc.(c)	4,593,821
19,915	Torchmark Corp.	1,039,563
50,526	UnumProvident Corp.(c)	925,636
25,300	XL Capital Ltd.(a)	1,882,826

		83,208,482

Internet 0.5%
113,700	Symantec Corp.(a)(c)	2,471,838
231,500	Yahoo!, Inc. (a)	8,021,475

		10,493,313

Leisure 0.5%
16,499	Brunswick Corp.	714,737
86,700	Carnival Corp.(c)	4,729,485
26,624	Harrah’s Entertainment, Inc.	1,918,792
26,254	Hasbro, Inc.(c)	545,821
50,400	International Game Technology	1,418,760
68,913	Mattel, Inc.(c)	1,261,108

		10,588,703

Lodging 0.2%
59,421	Hilton Hotels Corp.	1,417,191
35,652	Marriott International, Inc.	2,432,179

		3,849,370

Machinery 1.0%
60,028	Caterpillar, Inc.	5,721,269
16,820	Cooper Industries, Inc.	1,074,798
43,240	Deere & Co.	2,831,788
35,762	Dover Corp.	1,301,022
27,754	Eaton Corp.	1,662,465
30,395	Ingersoll-Rand Co.	2,168,683
31,184	PACCAR, Inc.	2,120,512
21,592	Parker Hannifin Corp.	1,338,920
3,942	Snap-On, Inc.	135,211
29,902	Thermo Electron Corp.(a)	803,467

		19,158,135

Media 3.6%
90,338	Clear Channel Communications, Inc.	2,794,154
386,490	Comcast Corp.(a)(c)	11,865,243
39,040	Donnelley (R.R.) & Sons, Co.	1,347,270
10,804	Dow Jones & Co., Inc.	383,002
45,189	Gannett Co., Inc.	3,214,294
57,712	Interpublic Group of Companies., Inc.(a)(c)	702,932
13,583	Knight-Ridder, Inc.(c)	833,181
65,600	McGraw-Hill Companies, Inc.	2,902,800
9,096	Meredith Corp.	446,250
20,400	Monster Worldwide, Inc.(a)(c)	585,072
24,590	New York Times Co.(c)	765,979
486,500	News Corp., Class A	7,871,570
355,813	The Walt Disney Co.(c)	8,959,371
807,724	Time Warner, Inc.	13,497,068
54,327	Tribune Co.(c)	1,911,224
50,100	Univision Communications, Inc.(a)(c)	1,380,255
292,252	Viacom, Inc.	9,357,909

		68,817,574

Mineral Resources 0.3%
33,128	Freeport-McMoran Copper & Gold, Inc.	1,240,312
75,297	Newmont Mining Corp.(c)	2,938,842
17,730	Phelps Dodge Corp.(c)	1,640,025

		5,819,179

Miscellaneous Basic Industry 6.0%
30,800	American Power Conversion Corp.	726,572
32,000	American Standard Companies, Inc.	1,341,440
36,464	Applera Corp.-Applied Biosystems Group	717,247
276,588	Applied Materials, Inc.(c)	4,475,194
83,900	Calpine Corp.(a)(c)	285,260
182,359	Cendant Corp.	4,079,371
18,900	Chiron Corp.(a)(c)	659,421
46,500	Danaher Corp.	2,433,810
69,500	Dynegy, Inc.(a)	337,770
36,182	Ecolab, Inc.	1,170,850
41,100	EOG Resources, Inc.	2,334,480
25,208	Fortune Brands, Inc.	2,238,470
1,842,072	General Electric Co.	63,827,794

14,274	Grainger (W.W.), Inc.	782,072
49,300	Harley-Davidson, Inc.	2,445,280
47,568	Illinois Tool Works, Inc.	3,790,218
15,186	ITT Industries, Inc.	1,482,609
28,368	Loews Corp.	2,198,520
9,261	Millipore Corp.(a)	525,377
27,800	Nabors Industries Ltd.(a)	1,685,236
32,067	Omnicom Group, Inc.	2,560,871
13,404	Pall Corp.	406,945
29,974	PPG Industries, Inc.	1,881,168
28,000	Robert Half International, Inc.	699,160
14,018	Sealed Air Corp.(a)	697,956
38,350	Symbol Technologies, Inc.	378,515
23,367	Textron, Inc.	1,772,387
348,180	Tyco International Ltd.	10,166,856
21,500	Waters Corp.(a)	799,155

		116,900,004

Miscellaneous Consumer Growth 0.9%
136,798	3M Co.	9,890,495
14,332	Black & Decker Corp.	1,287,730
243,897	Corning, Inc.(a)	4,053,568
52,465	Eastman Kodak Co.(c)	1,408,685

		16,640,478

Office Equipment & Supplies 0.7%
16,368	Avery Dennison Corp.	866,849
26,700	Cintas Corp.(c)	1,030,620
23,352	Lexmark International Group, Inc.(a)	1,513,910
65,900	Network Appliance, Inc.(a)	1,862,993
56,300	Office Depot, Inc.(a)(c)	1,285,892
39,325	Pitney Bowes, Inc.	1,712,604
132,525	Staples, Inc.	2,825,433
36,390	Unisys Corp.(a)	230,349
172,198	Xerox Corp.(a)	2,374,610

		13,703,260

Petroleum 7.3%
16,878	Amerada Hess Corp.	1,797,676
43,618	Anadarko Petroleum Corp.	3,583,219
58,248	Apache Corp.(c)	3,762,821
11,545	Ashland Oil, Inc.	829,739
27,300	BJ Services Co.	1,432,704
67,564	Burlington Resources, Inc.	3,732,235
372,880	ChevronTexaco Corp.	20,851,450
248,282	ConocoPhillips	14,273,732
85,400	Devon Energy Corp.	4,328,072
1,115,514	Exxon Mobil Corp.(c)	64,108,589
86,911	Halliburton Co.(c)	4,156,084
23,339	Kerr-McGee Corp.	1,780,999
61,560	Marathon Oil Corp.(c)	3,285,457
70,938	Occidental Petroleum Corp.	5,457,260
11,914	Sunoco, Inc.	1,354,384
59,263	Transocean Sedco Forex, Inc.(a)	3,198,424
45,939	Unocal Corp.	2,988,332

		140,921,177

Petroleum Services 1.1%
58,379	Baker Hughes, Inc.(c)	2,986,670
23,100	National-Oilwell Varco, Inc.(a)(c)	1,098,174
23,800	Noble Corp.	1,463,938
62,752	PG&E Corp.	2,355,710
20,510	Rowan Companies, Inc.	609,352
105,621	Schlumberger Ltd.(c)	8,020,859
45,100	Valero Energy Corp.(c)	3,567,861
55,733	XTO Energy, Inc.	1,894,365

		21,996,929

Railroads 0.5%
66,223	Burlington Northern Santa Fe Corp.	3,117,779
38,203	CSX Corp.	1,629,740
69,011	Norfolk Southern Corp.	2,136,581
44,129	Union Pacific Corp.	2,859,559

		9,743,659

Real Estate Investment Trust 0.5%
17,500	Apartment Investment & Management Co., Class A	716,100
28,900	Archstone-Smith Trust(a)	1,116,118
69,300	Equity Office Properties Trust	2,293,830
49,700	Equity Residential Properties Trust	1,829,954
34,400	Simon Property Group, Inc.	2,493,656
33,600	Starwood Hotels & Resorts Worldwide, Inc.(c)	1,967,952

		10,417,610

Restaurants 0.7%
27,353	Darden Restaurants, Inc.	902,102
223,530	McDonald’s Corp.	6,202,958
69,600	Starbucks Corp.(a)	3,595,536
19,879	Wendy’s International, Inc.(a)	947,234
50,532	Yum! Brands, Inc.	2,631,707

		14,279,537

Retail 6.3%
66,313	Albertson’s, Inc.(c)	1,371,353
45,700	AutoNation, Inc.(a)(c)	937,764
11,500	AutoZone, Inc.(a)	1,063,290
47,100	Bed Bath & Beyond, Inc.(a)	1,967,838
50,000	Best Buy Co., Inc.	3,427,500
21,524	Big Lots, Inc.(a)	284,978
31,878	Circuit City Stores, Inc.	551,171
67,600	Coach, Inc.(a)	2,269,332
83,608	Costco Wholesale Corp.	3,747,311
128,792	CVS Corp.	3,743,983
14,323	Dillard’s, Inc.	335,445
50,650	Dollar General Corp.	1,031,234
29,800	Family Dollar Stores, Inc.	777,780
29,575	Federated Department Stores, Inc.(a)(c)	2,167,256
138,313	Gap, Inc.	2,731,682
384,184	Home Depot, Inc.	14,944,758
46,584	J.C. Penney Co., Inc.	2,449,387
19,700	Jones Apparel Group, Inc.	611,488
51,600	Kohl’s Corp.(a)(c)	2,884,956
131,334	Kroger Co. (a)	2,499,286

67,122	Limited, Inc.	1,437,753
20,492	Liz Claiborne, Inc.	814,762
134,448	Lowe’s Companies, Inc.	7,827,563
47,071	May Department Stores Co.(a)	1,890,371
39,338	Nike, Inc.	3,406,671
21,000	Nordstrom, Inc.	1,427,370
11,549	OfficeMax, Inc.	343,814
28,554	Radioshack Corp.	661,596
9,249	Reebok International Ltd.	386,886
80,000	Safeway, Inc.(c)	1,807,200
15,407	Sears Holdings Corp.(a)	2,309,047
24,216	Sherwin-Williams Co.	1,140,331
25,212	Supervalu, Inc.	822,163
159,082	Target Corp.(c)	8,655,652
17,700	Tiffany & Co.	579,852
82,532	TJX Companies, Inc.	2,009,654
37,607	Toys’R’Us, Inc.(a)	995,833
584,426	Wal-Mart Stores, Inc.	28,169,332
177,078	Walgreen Co.	8,143,817

		122,627,459

Rubber
11,588	Cooper Tire & Rubber Co.	215,189
34,071	Goodyear Tire & Rubber Co.(a)(c)	507,658

		722,847

Semiconductors 0.1%
54,600	Applied Micro Circuits Corp.(a)(c)	139,776
67,607	Freescale Semiconductor, Inc.(a)	1,431,916

		1,571,692

Steel-Producers 0.1%
13,718	Allegheny Technologies, Inc.	302,619
29,456	Nucor Corp.	1,343,783
20,209	United States Steel Corp.	694,583

		2,340,985

Telecommunications 1.9%
21,057	ADC Telecommunications, Inc.(a)	458,411
51,834	Alltel Corp.(c)	3,228,222
11,922	Andrew Corp.(a)(c)	152,125
83,855	Avaya, Inc.(a)	697,674
52,000	Broadcom Corp.(a)	1,846,520
24,350	CenturyTel, Inc.(c)	843,241
92,500	CIENA Corp.(a)	193,325
57,000	Citizens Communications Co.	766,080
33,500	Comverse Technology, Inc.(a)	792,275
264,900	JDS Uniphase Corp.(a)(c)	402,648
784,267	Lucent Technologies, Inc.(a)(c)	2,282,217
194,740	Nextel Communications, Inc.(a)	6,292,049
282,800	Qualcomm, Inc.	9,335,228
296,136	Qwest Communications International, Inc.(a)(c)	1,098,665
27,876	Scientific-Atlanta, Inc.	927,435
255,930	Sprint Corp. (FON Group)	6,421,284
71,194	Tellabs, Inc.(a)	619,388

		36,356,787

Tobacco 1.4%
361,879	Altria Group, Inc.	23,399,095
20,500	Reynolds American, Inc.	1,615,400
27,099	UST, Inc.(c)	1,237,340

		26,251,835

Travel Services
25,941	Sabre Holdings Corp.(c)	517,523

Trucking & Shipping 0.9%
53,216	FedEx Corp.	4,311,028
12,321	Ryder System, Inc.	450,949
195,500	United Parcel Service, Inc., Class B	13,520,780

		18,282,757

Utility Communications 2.1%
141,966	AT&T Corp.	2,703,033
321,256	BellSouth Corp.(c)	8,535,772
574,801	SBC Communications, Inc.(c)	13,651,524
482,033	Verizon Communications, Inc.	16,654,240

		41,544,569

Utilities-Electric 3.0%
112,300	AES Corp.(a)	1,839,474
23,700	Allegheny Energy, Inc.(a)(c)	597,714
31,369	Ameren Corp.	1,734,706
69,291	American Electric Power Co., Inc.(c)	2,554,759
51,879	CenterPoint Energy, Inc.	685,322
29,400	CMS Energy Corp.(a)	442,764
44,251	Consolidated Edison, Inc.	2,072,717
30,129	Constellation Energy Group, Inc.	1,738,142
59,652	Dominion Resources, Inc.	4,377,860
31,587	DTE Energy Co.	1,477,324
163,862	Duke Energy Corp.	4,871,617
52,162	Edison International	2,115,169
36,615	Entergy Corp.	2,766,263
116,656	Exelon Corp.(c)	5,987,952
57,706	FirstEnergy Corp.	2,776,236
65,272	FPL Group, Inc.	2,745,340
45,900	NiSource, Inc.	1,135,107
17,400	Pinnacle West Capital Corp.	773,430
32,326	PPL Corp.	1,919,518
44,958	Progress Energy, Inc.(c)	2,033,900
37,397	Public Service Enterprise Group, Inc.(c)	2,274,486
130,815	Southern Co.(c)	4,535,356
35,300	TECO Energy, Inc.	667,523
42,614	TXU Corp.	3,540,797
72,283	Xcel Energy, Inc.	1,410,964

		57,074,440

Warehouse & Industrial 0.1%
30,600	ProLogis	1,231,344

Waste Management 0.2%
43,800	Allied Waste Industries, Inc.(a)	347,334
98,913	Waste Management, Inc.	2,803,194

		3,150,528

	Total long-term investments (cost $1,420,446,706)	1,897,469,139

SHORT-TERM INVESTMENTS 15.2%
Mutual Fund 15.0%
290,682,390	Dryden Core Investment Fund-Taxable Money Market Series(d)(g) (cost $290,682,390)	290,682,390

Principal Amount (000)
U.S. Government Securities 0.2%
$4,000	United States Treasury Bills(b) 2.93%, 9/15/05 (cost $3,975,216)	3,974,680

	Total short-term investments (cost $294,657,606)	294,657,070

	Total Investments 113.2% (cost $1,715,104,312)(h)	2,192,126,209
	Liabilities in excess of other assets(i) (13.2%)	(256,116,332)

	Net Assets 100%	$1,936,009,877

(a)	Non-income producing security.

(b)	Pledged as initial margin for financial futures contracts.

(c)	Securities, or portion thereof, on loan with an aggregate market value of $249,278,440; cash collateral of $259,191,153 was received with which the Fund purchased highly liquid short-term investments.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	Affiliated Security.

(f)	Fair Valued Security.

(g)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,744,332,317	$620,908,045	$173,114,153	$447,793,892

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open future contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at June 30, 2005	Value at Trade Date	Unrealized Depreciation
	Long Position
128	S&P 500 Index Futures	Sept 05	$38,256,000	$38,743,413	$(487,413)

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 10, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 10, 2005
* Print the name and title of each signing officer under his or her signature.